Pensions and Other Post-employment Benefits - Summary of Movements in Fair Values of Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Obligations at 1 January 2015	£ 19,785	£ 19,654	£ 16,119
Exchange adjustments		(40)	218	£ 11
Additions through business combinations				(164)
Service cost		(280)	(246)	(254)
Past service cost		(37)	(54)	(17)
Interest cost		54	56	49
Settlements and curtailments			(28)	(8)
Employer contributions		(444)	(481)	(408)
Obligations at 31 December 2015		19,785	19,654	16,119
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Assets, beginning balance	13,154	12,583	10,284
Obligations at 1 January 2015	(13,101)	(12,884)	(10,601)	(10,991)
Service cost		(79)	(70)	(77)
Past service cost		(37)	(52)	(25)
Interest cost		(340)	(394)	(388)
Remeasurement		(301)	(2,253)	473
Employer contributions		136	191	85
Scheme participants' contributions		(4)	(4)	(4)
Benefits paid		544	490	411
Assets at 31 December 2016		13,154	12,583	10,284
Obligations at 31 December 2015		(13,101)	(12,884)	(10,601)
UK [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Assets, beginning balance	13,154	12,583	10,284	10,551
Interest cost		333	385	374
Expenses		(7)	(7)	(7)
Remeasurement		560	2,088	(391)
Employer contributions		225	319	164
Scheme participants' contributions		4	4	4
Benefits paid		(544)	(490)	(411)
Assets at 31 December 2016		13,154	12,583	10,284
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Assets, beginning balance	2,874	2,890	2,501
Obligations at 1 January 2015	(3,445)	(3,752)	(3,134)	(3,133)
Exchange adjustments		(305)	586	184
Service cost		(70)	(66)	(67)
Past service cost			(1)	(2)
Interest cost		(135)	(135)	(117)
Settlements and curtailments				(1)
Remeasurement		(50)	(72)	95
Employer contributions		78	0	111
Benefits paid		257	242	275
Assets at 31 December 2016		2,874	2,890	2,501
Obligations at 31 December 2015		(3,445)	(3,752)	(3,134)
US [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Assets, beginning balance	2,874	2,890	2,501	2,531
Exchange adjustments		(244)	459	147
Interest cost		104	108	95
Expenses		(12)	(12)	(4)
Remeasurement		290	45	(125)
Employer contributions		103	31	132
Benefits paid		(257)	(242)	(275)
Assets at 31 December 2016		2,874	2,890	2,501
Rest of world. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Assets, beginning balance	2,252	2,097	1,750
Obligations at 1 January 2015	(3,239)	(3,018)	(2,384)	(2,176)
Exchange adjustments		45	396	(78)
Additions through business combinations				(397)
Service cost		(131)	(110)	(110)
Past service cost			(1)	10
Interest cost		(49)	(57)	(46)
Settlements and curtailments		4	138	25
Remeasurement		(63)	(286)	157
Scheme participants' contributions		(17)	(14)	(14)
Benefits paid		80	92	89
Assets at 31 December 2016		2,252	2,097	1,750
Obligations at 31 December 2015		(3,239)	(3,018)	(2,384)
Rest of world. [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Assets, beginning balance	2,252	2,097	1,750	1,529
Exchange adjustments		24	305	(52)
Additions through business combinations				233
Interest cost		33	37	33
Expenses				(4)
Settlements and curtailments		(4)	(110)	(16)
Remeasurement		49	62	(10)
Employer contributions		116	131	112
Scheme participants' contributions		17	14	14
Benefits paid		(80)	(92)	(89)
Assets at 31 December 2016		2,252	2,097	1,750
Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Obligations at 1 January 2015	(19,785)	(19,654)	(16,119)	(16,300)
Exchange adjustments		(260)	982	106
Additions through business combinations				(397)
Service cost		(280)	(246)	(254)
Past service cost		(37)	(54)	(17)
Interest cost		(524)	(586)	(551)
Settlements and curtailments		4	138	24
Remeasurement		(414)	(2,611)	725
Scheme participants' contributions		(21)	(18)	(18)
Benefits paid		881	824	775
Obligations at 31 December 2015		(19,785)	(19,654)	(16,119)
Pension schemes [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Assets, beginning balance	18,280	17,570	14,535	14,611
Exchange adjustments		(220)	764	95
Additions through business combinations				233
Interest cost		470	530	502
Expenses		(19)	(19)	(15)
Settlements and curtailments		(4)	(110)	(16)
Remeasurement		899	2,195	(526)
Employer contributions		444	481	408
Scheme participants' contributions		21	18	18
Benefits paid		(881)	(824)	(775)
Assets at 31 December 2016		18,280	17,570	14,535
Pension schemes [member] | UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Employer contributions	123
Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Obligations at 1 January 2015	£ (1,496)	(1,693)	(1,387)	(1,397)
Exchange adjustments		(119)	248	64
Additions through business combinations				(11)
Service cost		(30)	(31)	(22)
Past service cost		2	(3)	8
Interest cost		(59)	(56)	(52)
Settlements and curtailments				7
Remeasurement		64	(59)	62
Scheme participants' contributions		(17)	(17)	(14)
Benefits paid		118	108	96
Obligations at 31 December 2015		(1,496)	(1,693)	(1,387)
Post-retirement benefits [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Employer contributions		101	91	82
Scheme participants' contributions		17	17	14
Benefits paid		£ (118)	£ (108)	£ (96)